Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Other Current Assets

	December 31,		December 31,
	2021		2020
Prepaid expenses	Ps.	3,115	Ps.	2,424
Recoverable taxes		—		5
Agreements with customers		111		115
Licenses		218		261
Assets classified as held for sale		10		30
Other		77		84
	Ps.	3,531	Ps.	2,919

Summary of Prepaid Expenses

As of December 31, 2021 and 2020, Company’s prepaid expenses are as follows:

	December 31,		December 31,
	2021		2020
Advances for inventories	Ps.	2,110	Ps.	1,651
Advertising and promotional expenses paid in advance		105		93
Advances to service suppliers		81		30
Prepaid leases		118		93
Prepaid insurance		284		181
Others		417		376
	Ps.	3,115	Ps.	2,424

Summary of Other Current Financial Assets

	December 31,		December 31,
	2021		2020
Restricted cash	Ps.	688	Ps.	77
Derivative financial instruments (see Note 21)		1,629		573
Note receivables (1)		163		31
	Ps.	2,480	Ps.	681
(1)	The carrying value approximates its fair value as of December 31, 2021 and 2020.

Summary of Carrying of Restricted Cash Pledged

	December 31,		December 31,
	2021		2020
U.S. Dollars	Ps.	685	Ps.	74
Chilean pesos		3		3
	Ps.	688	Ps.	77